C. Christopher Sprague
Vice President, Corporate Counsel
Prudential Annuities Life Assurance Corporation
Phone: 203-402-1233
Email: Chris.Sprague@Prudential.com

VIA EDGAR TRANSMISSION

May 3, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Prudential Annuities Life Assurance Corporation Variable Account B (“Registrant”)
Prudential Annuities Life Assurance Corporation (“Depositor”)
Certification Pursuant to Rule 497(j) of the Securities Act of 1933
(Investment Company Act Number 811-05438)
(Central Index Key 826734)

FILE NUMBER	PRODUCT NAME
333-150220	ASXT 8, Optimum XTRA
333-96577	ASAP III, Optimum
333-71654	APEX II, Optimum Four
333-71834	ASXT SIX, Optimum Plus
333-71672	ASL II
333-08853	Choice 2000
333-152411	Cornerstone

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
In connection with the above-referenced Registration Statements, , the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment, and

2. The text of the most recent post-effective amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (203)-402-1233.

Very truly yours,

/s/ C. Christopher Sprague
C. Christopher Sprague